REVENUE INFORMATION - Revenue Based on a Gross Basis/ Net Basis (Details) ¥ in Thousands, $ in Thousands	3 Months Ended		12 Months Ended
	Sep. 30, 2021 CNY (¥)	Jun. 30, 2021 CNY (¥)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
Disaggregation of Revenue [Line Items]
Revenues	¥ 17,800	¥ 11,600	¥ 752,688	$ 118,113	¥ 723,453	¥ 592,798
On a gross basis
Disaggregation of Revenue [Line Items]
Revenues			689,667		667,732	574,049
On a net basis
Disaggregation of Revenue [Line Items]
Revenues			¥ 63,021		¥ 55,722	¥ 18,749